THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 91.3%
	Face Amount	Value
China — 47.1%
AAC Technologies Holdings
Callable 11/27/2022 @ $102
3.000%, 11/27/2024	$200,000	$192,526
Alibaba Group Holding
Callable 09/06/2027 @ $100
3.400%, 12/06/2027	200,000	209,647
Bank of China
5.000%, 11/13/2024	400,000	423,059
CCB Life Insurance
Callable 04/21/2022 @ $100
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/2077	300,000	277,650
CFLD Cayman Investment
8.050%, 01/13/2025	200,000	156,083
Chalieco Hong Kong
Callable 05/21/2023 @ $100
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.380% ‡	200,000	191,987
China Cinda 2020 I Management MTN
Callable 12/18/2026 @ $100
3.000%, 03/18/2027	200,000	199,448
China Construction Bank
Callable 02/27/2024 @ $100
4.250%, 02/27/2029 (A)	200,000	206,283
China Evergrande Group
11.500%, 01/22/2023	200,000	159,991
China Overseas Finance Cayman VIII MTN
3.125%, 03/02/2035	200,000	196,057
China Resources Land MTN
Callable 12/09/2024 @ $100
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.139% ‡	200,000	197,350
Chouzhou International Investment
4.000%, 02/18/2025	200,000	194,005
CNAC HK Finbridge
3.875%, 06/19/2029	200,000	207,532
Country Garden Holdings
5.125%, 01/14/2027	200,000	183,100

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Far East Horizon MTN
3.375%, 02/18/2025	$200,000	$205,758
Hopson Development Holdings
Callable 06/27/2021 @ $104
7.500%, 06/27/2022	200,000	181,997
Huarong Finance MTN
4.250%, 11/07/2027	200,000	198,763
JD.com
Callable 10/14/2029 @ $100
3.375%, 01/14/2030	200,000	199,072
Nuoxi Capital
7.500%, 01/28/2022	200,000	43,300
Prosus
Callable 10/21/2029 @ $100
3.680%, 01/21/2030	200,000	180,807
RKPF Overseas
Callable 09/30/2022 @ $103
6.700%, 09/30/2024	200,000	180,500
Semiconductor Manufacturing International
2.693%, 02/27/2025	200,000	169,827
State Grid Overseas Investment
2.875%, 05/18/2026	200,000	207,305
Sunac China Holdings
Callable 02/01/2022 @ $103
7.500%, 02/01/2024	200,000	179,993
Tencent Holdings MTN
Callable 01/11/2029 @ $100
3.975%, 04/11/2029	200,000	223,150
Weibo
Callable 06/05/2024 @ $100
3.500%, 07/05/2024	200,000	199,938
Yango Justice International
10.000%, 02/12/2023	200,000	175,999
Yuzhou Properties
Callable 11/27/2022 @ $103
8.300%, 05/27/2025	200,000	164,957
ZGC International Investment
2.875%, 02/03/2023	200,000	205,808

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Zhenro Properties Group
Callable 01/25/2022 @ $100
10.250%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+13.414% ‡	$200,000	$169,997

		5,881,889

Hong Kong — 5.6%
China CITIC Bank International MTN
Callable 02/28/2024 @ $100
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.250%, 02/28/2029	250,000	256,641
Dah Sing Bank MTN
Callable 01/15/2024 @ $100
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.550%, 01/15/2029	250,000	265,130
HKT Capital No. 5
3.250%, 09/30/2029	200,000	185,364

		707,135

India — 8.1%
Adani Electricity Mumbai
3.949%, 02/12/2030	200,000	163,973
Adani Renewable Energy RJ MTN
Callable 04/15/2039 @ $100
4.625%, 10/15/2039	250,000	225,125
Indian Railway Finance MTN
3.249%, 02/13/2030	200,000	176,667
Muthoot Finance MTN
4.400%, 09/02/2023	200,000	156,836
Oil & Natural Gas MTN
3.375%, 12/05/2029	200,000	160,666
UPL
Callable 02/27/2025 @ $100
5.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.865% ‡	200,000	130,040

		1,013,307

Indonesia — 9.6%
Bayan Resources
6.125%, 01/24/2023	200,000	146,625
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048	200,000	212,858
Minejesa Capital BV
5.625%, 08/10/2037	200,000	176,000

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	$200,000	$216,000
3.375%, 02/05/2030	200,000	182,000
Sri Rejeki Isman
Callable 10/16/2022 @ $104
7.250%, 01/16/2025	200,000	136,065
Theta Capital Pte
Callable 10/31/2021 @ $103
6.750%, 10/31/2026	200,000	130,015

		1,199,563

Philippines — 3.0%
Bank of the Philippine Islands MTN
2.500%, 09/10/2024	200,000	190,784
Rizal Commercial Banking MTN
3.000%, 09/11/2024	200,000	190,249

		381,033

Singapore — 6.2%
BOC Aviation MTN
Callable 06/11/2029 @ $100
3.000%, 09/11/2029	400,000	390,608
United Overseas Bank MTN
Callable 04/15/2024 @ $100
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.500%, 04/15/2029	200,000	204,767
Yanlord Land HK
Callable 02/27/2022 @ $103
6.800%, 02/27/2024	200,000	175,994

		771,369

South Korea — 2.3%
Kookmin Bank MTN
Callable 07/02/2024 @ $100
4.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.639% ‡	300,000	286,825

Switzerland — 1.4%
Syngenta Finance
Callable 01/24/2028 @ $100
5.182%, 04/24/2028	200,000	170,648

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Thailand — 5.0%
Bangkok Bank MTN
Callable 09/25/2029 @ $100
3.733%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.900%, 09/25/2034	$300,000	$265,076
Kasikornbank MTN
Callable 10/02/2026 @ $100
3.343%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.700%, 10/02/2031	200,000	183,021
Thaioil Treasury Center MTN
3.500%, 10/17/2049	200,000	172,297

		620,394

United States — 3.0%
CSSC Capital
3.000%, 02/13/2030	400,000	371,022

TOTAL CORPORATE OBLIGATIONS
(Cost $12,453,303)		11,403,185

SOVEREIGN DEBT — 3.3%

Philippines — 3.3%
Philippine Government International Bond
3.000%, 02/01/2028	400,000	416,973

TOTAL SOVEREIGN DEBT
(Cost $390,021)		416,973

U.S. TREASURY OBLIGATION — 1.9%

United States — 1.9%
U.S. Treasury Bond
2.000%, 02/15/2050	200,000	231,695

TOTAL U.S. TREASURY OBLIGATION
(Cost $236,589)		231,695

TOTAL INVESTMENTS— 96.5%
(Cost $13,079,913)		$12,051,853

Percentages are based on Net Assets of $12,492,172.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
MARCH 31, 2020 (Unaudited)

‡	Perpetual security with no stated maturity date.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

MTN — Medium Term Note

VAR — Variable Rate

As of March 31, 2020, all of the Fund’s investments were considered level 2, in accordance with authoritative guidance under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

HGI-QH-001-1500